Notes Payable - Additional Information (Detail)	Sep. 30, 2016	Dec. 31, 2015
Minimum
Debt Instrument [Line Items]
Interest rates on notes	0.00%	0.00%
Maximum
Debt Instrument [Line Items]
Interest rates on notes	8.39%	4.75%